FINANCING	12 Months Ended
Dec. 31, 2023
FINANCING
FINANCING

NOTE 5 – FINANCING

In connection with the Merger Agreement and the Securities Purchase Agreement with Altium Growth Fund LLP (the “Investor”) (described below), during March to May 2021 Quoin Inc. issued three tranches of bridge notes (the “Bridge Notes”) in the aggregate principal amount of $5.0 million. The Bridge notes had a maturity date of the earliest to occur of: (i) December 25, 2021, (ii) the date on which the Company’s equity was registered under the Exchange Act or is exchanged for equity so registered or (iii) immediately prior to the closing of the Merger. The Bridge Notes were offset against the purchase price under the Securities Purchase Agreement related to the Primary Financing and converted into 8,385 ADSs upon the closing of the Primary Financing in October 2021.

The Bridge Notes were issued with warrants to purchase a number of shares of Quoin Inc.’s common stock equal to the aggregate principal amount of the Bridge Notes. Upon the closing of the financing in October 2021, the warrants were exchanged for warrants to purchase 8,256 ADSs at a fixed per share exercise price of $597 with a five year maturity (“Investor Exchange Warrants”). On July 14, 2022, the Company and the Investor entered into an agreement amending the terms of the Investor Exchange Warrants. See below, “Agreements with Altium Growth Fund, LP and Warrant Exercises”.

On October 28, 2021, the Company completed the private placement transaction with the Investor for an aggregate purchase price of approximately $17.0 million (comprised of the set off from approximately $5.0 million of Bridge Notes, and approximately $12.0 million in cash) (the “Primary Financing”), which resulted in the net proceeds of approximately $10.1 million.

The Company also issued to the Investor, effective as of March 13, 2022 (i) Series A Warrant to purchase 28,508 ADSs (the “Series A Warrant”) (ii) Series B Warrant to purchase 28,508 ADSs (the “Series B Warrant”) and (iii) Series C Warrant to purchase 15,931 ADSs (“Series C Warrant” and, together with the Series A Warrant and Series B Warrant, the “Investor Warrants”). The exercise price for the Investor Warrants was$597 per ADS, with Series A Warrant having a five-year maturity, and Series B Warrant and Series C Warrant having a two-year maturity.

The Company had the right to require the mandatory exercise of the Series C Warrant, subject to an effective registration statement being in place for the resale of the shares underlying such warrants and the satisfaction of equity market conditions, as defined in the Series C Warrant. In the period from April 22, 2022 to June 30, 2022, the Investor exercised the Series B Warrant in full pursuant to the alternate cashless exercise rights of such warrant, resulting in the issuance of a total of 28,508 ADSs to the Investor. The market related conditions to require the mandatory exercise of the Series C Warrant were not met during the period up to July 14, 2022.

Agreements with Altium Growth Fund, LP and Warrant Exercises

On July 14, 2022, the Company, Quoin Inc. and Altium entered into an agreement (the “Altium Agreement”), pursuant to which the parties agreed to, among other things, (i) amend certain terms of the Series A Warrant and Investor Exchange Warrants previously issued to Altium to reduce the exercise price from $597 to $0.00 per ADS with respect to a total of 33,333 ADSs, (ii) cancel the Series C Warrant and the remaining portion of the Series A Warrant previously issued to Altium, and (iii) terminate the Purchase Agreements, pursuant to which the warrants were previously issued to Altium. The incremental fair value of the modified warrants was approximately $491,000, which was accounted for as an offering expense as part of the 2022 Offering (see Note 14) as the modification was done in contemplation of such offering. As of August 2, 2022, Altium exercised all of its outstanding warrants to purchase ADSs at $0.00 per ADS exercise price and the Company issued a total of 33,333 ADSs to Altium.

The exercise price of the Noteholder Warrants (See Note 4) was also reduced from $597 to $0.00 as of July 14, 2022 as a result of the Altium Agreement.